Shareholder Report, Line Graph (Details) - USD ($)										12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Oct. 13, 2016	Jun. 30, 2025
Matrix Advisors Dividend Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Matrix Advisors Dividend Fund
Accumulated Value	$ 19,496	$ 16,885	$ 16,367	$ 16,413	$ 12,766	$ 13,050	$ 11,772	$ 10,841	$ 10,000	$ 23,113
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 TR
Accumulated Value	29,354	23,567	19,705	22,046	15,658	14,565	13,191	11,533	10,000	$ 33,805
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Value Total Return
Accumulated Value	$ 20,204	$ 17,871	$ 16,022	$ 17,194	$ 11,967	$ 13,127	$ 12,103	$ 11,335	$ 10,000	$ 22,972